Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			$ 138,448
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			23,516
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			113,549
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			1,383
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 114,299	$ 126,018	138,072
Financial liabilities measured at fair value	83,655	77,131	68,087
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	44,743	46,665	37,212
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6,857	6,446	3,857
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	25,347	18,059	20,303
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6,294	5,514	5,639
Recurring | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value			1,070
Recurring | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	414	447	6
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23,738	21,101	20,928
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18,269	19,353	22,373
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	69,564	82,482	90,938
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	249	110	128
Recurring | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			3,416
Recurring | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	2,479	2,972	289
Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18,407	26,834	23,516
Financial liabilities measured at fair value	1,116	1,513	256
Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,090	1,478	225
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	26	35	31
Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5,474	6,221	5,579
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	38	22	26
Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	11,838	19,282	17,792
Recurring | Level 1 | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			119
Recurring | Level 1 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,057	1,309
Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	95,390	98,840	113,549
Financial liabilities measured at fair value	82,506	75,586	67,806
Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	44,743	46,665	37,212
Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,767	4,968	3,632
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	25,288	17,992	20,253
Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6,294	5,514	5,639
Recurring | Level 2 | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value			1,070
Recurring | Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	414	447
Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18,260	14,875	14,749
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18,204	19,305	22,335
Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	57,287	62,923	72,778
Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	217	74	108
Recurring | Level 2 | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			3,297
Recurring | Level 2 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,422	1,663	282
Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	502	344	1,007
Financial liabilities measured at fair value	33	32	25
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	33	32	19
Recurring | Level 3 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value			6
Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	4	5	600
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	27	26	12
Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	439	277	368
Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 32	$ 36	20
Recurring | Level 3 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			7
Non-recurring | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			376
Non-recurring | Level 3 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			$ 376